ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.8%

Equity Fund – 99.8%
iShares Morningstar U.S. Equity ETF	371,920	$29,467,222
SPDR S&P 500 ETF Trust	87,444	50,171,869
Total Exchange Traded Funds (Cost $73,954,387)		79,639,091

MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(a) (Cost $154,245)	154,245	154,245

Total Investments – 100.0% (Cost $74,108,632)		79,793,336
Other Assets in Excess of Liabilities – 0.0%**		21,608
Net Assets – 100.0%		$79,814,944

**	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of September 30, 2024.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,639,091	$–	$–	$79,639,091
Money Market Fund	154,245	–	–	154,245
Total	$79,793,336	$–	$–	$79,793,336

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.8%
Money Market Fund	0.2
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 **
Net Assets	100.0%

**	Less than 0.05%.